Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Schedule of Earnings Per Share [Abstract]
Net Loss (a) (in Dollars)	$ (3,717,964)	$ (3,245,483)	$ (9,656,008)	$ (17,227,806)		$ (19,151,197)		$ (20,878,292)
Basic weighted average common shares outstanding (b)	193,589,845	170,781,337	188,720,115	170,750,183		170,847,444		144,866,674
Dilutive effect of convertible note		550,562		476,258	[1]	595,309	[2]		[2]
Dilutive effect of stock-based awards	9,266,656	10,553,370	9,259,623	10,553,370		9,760,921		7,203,151
Diluted weighted average common shares outstanding	202,856,501	181,885,269	197,979,738	181,779,811		181,203,673		152,069,825
Earnings per share attributable to SS INNOVATIONS INTERNATIONAL INC. stockholders:
Basic (a)/(b) (in Dollars per share)	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.1)		$ (0.11)		$ (0.14)
Diluted (a)/(b) (in Dollars per share)	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.1)		$ (0.11)		$ (0.14)

[1]	Represents dilution effect related to the interest on convertible notes in the calculation of diluted weighted average shares outstanding for the portion of the period. Refer Note 10 – Notes Payable to the condensed consolidated financial statements for further details.
[2]	Represents dilution effect related to the interest on convertible notes in the calculation of diluted weighted average shares outstanding for the portion of the year. Refer Note 10– Notes Payable to the consolidated financial statements for further details.